Transactions with Related Parties Transactions with Related Parties Narrative (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) entities	Dec. 31, 2013 USD ($) properties	Dec. 31, 2012 USD ($)	Sep. 30, 2013 properties	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)
rate for administration fees	0.45%
Fees and Commissions, Other	$ 1,700,000	$ 1,200,000	$ 1,400,000
Construction Revenue		672,000
Management Fees Revenue	1,300,000	1,200,000	1,200,000
Placement Advisory Fees	$ 1,400,000	$ 752,000
Number of Variable Interest Entities	4	6
Majority-Owned Subsidiary, Unconsolidated [Member]
Payment for Administrative Fees	$ 2,000,000	$ 1,500,000	948,000
Affiliated Entity [Member]
Payment for Administrative Fees	138,000	$ 144,000	133,000
Eagle Ridge [Member] | Affiliated Entity [Member]
Payment for Administrative Fees			71,000
Trust Portfolio--PHCFT [Member]
Debt Instrument, Unamortized Premium					$ 653,000
Available-for-sale Securities [Member] | Arbors at Hickory Ridge [Member]
Debt Instrument, Unamortized Premium						$ 100,000
Trust Portfolio--MBS Bonds [Member]
Debt Instrument, Unamortized Premium			$ 316,000
Total Owners [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Number of Variable Interest Entities | properties				2
TEBS II Facility [Member]
Placement Advisory Fees	$ 300,000